13003874

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

DEC 24 2013

Washington, DC 20549

CERT NYS
File No. 001-10924

December 24, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Clayton Williams Energy, Inc., Common Stock, $0.10 par value, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 20, 2013. Tentative listing date – December 30, 2013.

Sincerely,

[signature]

pmadho@nyx.com
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